Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Value ETF	Oct. 30, 2024
Fidelity Enhanced Large Cap Value ETF | Return Before Taxes
Average Annual Return:
Past 1 year	10.77%
Past 5 years	11.50%
Past 10 years	9.03%
Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.94%
Past 5 years	10.12%
Past 10 years	7.78%
Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.88%
Past 5 years	8.93%
Past 10 years	7.05%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%